QUARTERLY REPORT
                               DECEMBER 31, 2002

                                      FMI
                                   Large Cap
                                      Fund

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                   Large Cap
                                      Fund

                                                                 January 7, 2003

Dear Fellow Shareholders:

  For the calendar year ended December 31, 2002, the Standard & Poor's 500
Index fell 22.1% - its worst year since 1974. It was the third down year in a row for the S&P 500 and the other major stock market indices. FMI Large Cap Stock Fund declined by 15.0% for the year ended December 31, 2002. Technology stocks dropped precipitously in 2002 for both the S&P 500 and the Fund, although the Fund's tech performance was somewhat better than the market. Other weak areas include retail and pharmaceutical, offset partially by strength in the entertainment sector.

  If the major indices are down for a fourth consecutive year, it will match only one other period in the United States in the 20th Century (1929-1932), and one other in the 19th Century (1836-1839). Naturally, we cannot predict the market, but as we pointed out in last quarter's letter, the magnitude of this bear market is about average and the duration is already significantly longer than average compared to the nineteen major declines of the past century. Coming off the biggest bull market of all time in the 1990's, it wouldn't surprise us if it took a little longer to cleanse the excesses, but there are some interesting positives that may mitigate further damage. These will be discussed below.

                                   EXHIBIT A

                         PROFIT MARGINS AND UTILIZATION

    Nonfinancial Corporate                         Manufacturing
        Profit Margins                          Capacity Utilization
        --------------                          --------------------

Dec-87                                      Dec-87                83.10
Jan-88                                      Jan-88                82.90
Feb-88                                      Feb-88                83.10
Mar-88                10.228                Mar-88                83.30
Apr-88                                      Apr-88                83.90
May-88                                      May-88                83.80
Jun-88                10.168                Jun-88                83.80
Jul-88                                      Jul-88                83.90
Aug-88                                      Aug-88                84.00
Sep-88                10.118                Sep-88                84.20
Oct-88                                      Oct-88                84.50
Nov-88                                      Nov-88                84.70
Dec-88                10.493                Dec-88                84.90
Jan-89                                      Jan-89                85.50
Feb-89                                      Feb-89                84.40
Mar-89                9.404                 Mar-89                84.20
Apr-89                                      Apr-89                84.10
May-89                                      May-89                83.20
Jun-89                9.071                 Jun-89                83.20
Jul-89                                      Jul-89                82.10
Aug-89                                      Aug-89                82.60
Sep-89                8.874                 Sep-89                82.20
Oct-89                                      Oct-89                81.80
Nov-89                                      Nov-89                81.70
Dec-89                8.355                 Dec-89                81.70
Jan-90                                      Jan-90                81.40
Feb-90                                      Feb-90                82.40
Mar-90                8.493                 Mar-90                82.60
Apr-90                                      Apr-90                82.30
May-90                                      May-90                82.20
Jun-90                8.899                 Jun-90                82.20
Jul-90                                      Jul-90                81.90
Aug-90                                      Aug-90                81.90
Sep-90                8.147                 Sep-90                81.70
Oct-90                                      Oct-90                81.00
Nov-90                                      Nov-90                79.80
Dec-90                7.870                 Dec-90                79.10
Jan-91                                      Jan-91                78.40
Feb-91                                      Feb-91                77.70
Mar-91                8.115                 Mar-91                77.00
Apr-91                                      Apr-91                77.20
May-91                                      May-91                77.70
Jun-91                8.065                 Jun-91                78.40
Jul-91                                      Jul-91                78.50
Aug-91                                      Aug-91                78.40
Sep-91                7.977                 Sep-91                79.10
Oct-91                                      Oct-91                78.90
Nov-91                                      Nov-91                78.50
Dec-91                7.941                 Dec-91                78.30
Jan-92                                      Jan-92                77.70
Feb-92                                      Feb-92                78.40
Mar-92                8.322                 Mar-92                79.00
Apr-92                                      Apr-92                79.20
May-92                                      May-92                79.60
Jun-92                8.572                 Jun-92                79.60
Jul-92                                      Jul-92                80.10
Aug-92                                      Aug-92                79.70
Sep-92                8.004                 Sep-92                79.50
Oct-92                                      Oct-92                79.80
Nov-92                                      Nov-92                80.00
Dec-92                9.019                 Dec-92                79.70
Jan-93                                      Jan-93                80.20
Feb-93                                      Feb-93                80.10
Mar-93                8.558                 Mar-93                79.90
Apr-93                                      Apr-93                80.10
May-93                                      May-93                79.90
Jun-93                9.350                 Jun-93                79.50
Jul-93                                      Jul-93                79.70
Aug-93                                      Aug-93                79.30
Sep-93                9.319                 Sep-93                79.90
Oct-93                                      Oct-93                80.20
Nov-93                                      Nov-93                80.40
Dec-93                10.359                Dec-93                80.80
Jan-94                                      Jan-94                80.90
Feb-94                                      Feb-94                80.80
Mar-94                9.833                 Mar-94                81.50
Apr-94                                      Apr-94                82.00
May-94                                      May-94                82.40
Jun-94                10.779                Jun-94                82.50
Jul-94                                      Jul-94                82.60
Aug-94                                      Aug-94                83.00
Sep-94                11.001                Sep-94                82.90
Oct-94                                      Oct-94                83.30
Nov-94                                      Nov-94                83.70
Dec-94                11.422                Dec-94                84.30
Jan-95                                      Jan-95                84.40
Feb-95                                      Feb-95                84.00
Mar-95                10.859                Mar-95                83.70
Apr-95                                      Apr-95                83.20
May-95                                      May-95                82.80
Jun-95                10.858                Jun-95                82.80
Jul-95                                      Jul-95                81.90
Aug-95                                      Aug-95                82.50
Sep-95                11.573                Sep-95                82.80
Oct-95                                      Oct-95                82.20
Nov-95                                      Nov-95                81.90
Dec-95                11.547                Dec-95                81.90
Jan-96                                      Jan-96                80.80
Feb-96                                      Feb-96                81.40
Mar-96                12.106                Mar-96                80.60
Apr-96                                      Apr-96                81.10
May-96                                      May-96                81.20
Jun-96                12.201                Jun-96                81.70
Jul-96                                      Jul-96                81.60
Aug-96                                      Aug-96                81.70
Sep-96                12.212                Sep-96                81.80
Oct-96                                      Oct-96                81.50
Nov-96                                      Nov-96                81.80
Dec-96                12.427                Dec-96                82.10
Jan-97                                      Jan-97                81.90
Feb-97                                      Feb-97                82.80
Mar-97                12.375                Mar-97                82.90
Apr-97                                      Apr-97                82.70
May-97                                      May-97                82.70
Jun-97                12.409                Jun-97                82.80
Jul-97                                      Jul-97                82.60
Aug-97                                      Aug-97                83.30
Sep-97                12.813                Sep-97                83.40
Oct-97                                      Oct-97                83.40
Nov-97                                      Nov-97                83.50
Dec-97                12.503                Dec-97                83.30
Jan-98                                      Jan-98                83.50
Feb-98                                      Feb-98                83.10
Mar-98                11.449                Mar-98                82.60
Apr-98                                      Apr-98                82.80
May-98                                      May-98                82.40
Jun-98                11.189                Jun-98                81.40
Jul-98                                      Jul-98                80.80
Aug-98                                      Aug-98                82.10
Sep-98                11.524                Sep-98                81.50
Oct-98                                      Oct-98                81.90
Nov-98                                      Nov-98                81.40
Dec-98                10.944                Dec-98                81.20
Jan-99                                      Jan-99                81.20
Feb-99                                      Feb-99                81.40
Mar-99                10.874                Mar-99                81.20
Apr-99                                      Apr-99                81.20
May-99                                      May-99                81.40
Jun-99                10.730                Jun-99                81.10
Jul-99                                      Jul-99                81.20
Aug-99                                      Aug-99                81.50
Sep-99                10.102                Sep-99                81.10
Oct-99                                      Oct-99                81.60
Nov-99                                      Nov-99                81.80
Dec-99                9.950                 Dec-99                82.00
Jan-00                                      Jan-00                81.80
Feb-00                                      Feb-00                81.90
Mar-00                9.389                 Mar-00                82.20
Apr-00                                      Apr-00                82.30
May-00                                      May-00                82.30
Jun-00                9.291                 Jun-00                82.20
Jul-00                                      Jul-00                81.70
Aug-00                                      Aug-00                81.00
Sep-00                8.550                 Sep-00                81.00
Oct-00                                      Oct-00                80.40
Nov-00                                      Nov-00                79.80
Dec-00                7.677                 Dec-00                79.00
Jan-01                                      Jan-01                78.10
Feb-01                                      Feb-01                77.60
Mar-01                7.226                 Mar-01                77.00
Apr-01                                      Apr-01                76.40
May-01                                      May-01                75.80
Jun-01                7.360                 Jun-01                75.10
Jul-01                                      Jul-01                74.90
Aug-01                                      Aug-01                74.40
Sep-01                7.511                 Sep-01                73.80
Oct-01                                      Oct-01                73.30
Nov-01                                      Nov-01                72.90
Dec-01                8.328                 Dec-01                72.50
Jan-02                                      Jan-02                72.90
Feb-02                                      Feb-02                73.00
Mar-02                8.341                 Mar-02                73.10
Apr-02                                      Apr-02                73.30
May-02                                      May-02                73.50
Jun-02                8.368                 Jun-02                73.70
Jul-02                                      Jul-02                74.00
Aug-02                                      Aug-02                73.90
Sep-02                8.090                 Sep-02                73.70
Oct-02                                      Oct-02                73.30
Nov-02                                      Nov-02                73.30
Dec-02                                      Dec-02

Source:  Crandall, Pierce & Company

The Economy
-----------

  Nominal GDP growth for 2002 is expected to be approximately 3.5% - decent, but less than 40% of the average gain in recoveries from 1950-1980. As is usually the case, there are a number of countervailing factors that have to be considered as we assess the economic prospects for 2003 and beyond. On the negative side there remains a great deal of excess capacity in a number of industries, particularly technology and telecommunications. Capacity utilization rates are still near record lows at roughly 75% (see Exhibit A). Factory orders in November were down 0.8%, the third drop in the last four months. There remain only a handful of industries with any pricing power. Many U.S. labor markets remain uncompetitive when juxtaposed against China, India and several other countries. With skyrocketing health care costs, insurance and legal expenses (asbestos, mold, etc.), it's hard to fathom a strong U.S. employment gain, even in the next economic upturn. Housing is unlikely to be a driver of growth over the next few years. Record low mortgage rates and record high home ownership rates are possibly in the journal of irreproducible results. Mortgage default rates, though declining slightly in the third quarter, are still high and companies like Home Depot are missing numbers.

               EXHIBIT B

                INDEX OF
           CONSUMER SENTIMENT

  Dec-77                        83.4
  Jan-78                        83.7
  Feb-78                        84.3
  Mar-78                        78.8
  Apr-78                        81.6
  May-78                        82.9
  Jun-78                        80.0
  Jul-78                        82.4
  Aug-78                        78.4
  Sep-78                        80.4
  Oct-78                        79.3
  Nov-78                        75.0
  Dec-78                        66.1
  Jan-79                        72.1
  Feb-79                        73.9
  Mar-79                        68.4
  Apr-79                        66.0
  May-79                        68.1
  Jun-79                        65.8
  Jul-79                        60.4
  Aug-79                        64.5
  Sep-79                        66.7
  Oct-79                        62.1
  Nov-79                        63.3
  Dec-79                        61.0
  Jan-80                        67.0
  Feb-80                        66.9
  Mar-80                        56.5
  Apr-80                        52.7
  May-80                        51.7
  Jun-80                        58.7
  Jul-80                        62.3
  Aug-80                        67.3
  Sep-80                        73.7
  Oct-80                        75.0
  Nov-80                        76.7
  Dec-80                        64.5
  Jan-81                        71.4
  Feb-81                        66.9
  Mar-81                        66.5
  Apr-81                        72.4
  May-81                        76.3
  Jun-81                        73.1
  Jul-81                        74.1
  Aug-81                        77.2
  Sep-81                        73.1
  Oct-81                        70.3
  Nov-81                        62.5
  Dec-81                        64.3
  Jan-82                        71.0
  Feb-82                        66.5
  Mar-82                        62.0
  Apr-82                        65.5
  May-82                        67.5
  Jun-82                        65.7
  Jul-82                        65.4
  Aug-82                        65.4
  Sep-82                        69.3
  Oct-82                        73.4
  Nov-82                        72.1
  Dec-82                        71.9
  Jan-83                        70.4
  Feb-83                        74.6
  Mar-83                        80.8
  Apr-83                        89.1
  May-83                        93.3
  Jun-83                        92.2
  Jul-83                        93.9
  Aug-83                        90.9
  Sep-83                        89.9
  Oct-83                        89.3
  Nov-83                        91.1
  Dec-83                        94.2
  Jan-84                        100.1
  Feb-84                        97.4
  Mar-84                        101.0
  Apr-84                        96.1
  May-84                        98.1
  Jun-84                        95.5
  Jul-84                        96.6
  Aug-84                        99.1
  Sep-84                        100.9
  Oct-84                        96.3
  Nov-84                        95.7
  Dec-84                        92.9
  Jan-85                        96.0
  Feb-85                        93.7
  Mar-85                        93.7
  Apr-85                        94.6
  May-85                        91.8
  Jun-85                        96.5
  Jul-85                        94.0
  Aug-85                        92.4
  Sep-85                        92.1
  Oct-85                        88.4
  Nov-85                        90.9
  Dec-85                        93.9
  Jan-86                        95.6
  Feb-86                        95.9
  Mar-86                        95.1
  Apr-86                        96.2
  May-86                        94.8
  Jun-86                        99.3
  Jul-86                        97.7
  Aug-86                        94.9
  Sep-86                        91.9
  Oct-86                        95.6
  Nov-86                        91.4
  Dec-86                        89.1
  Jan-87                        90.4
  Feb-87                        90.2
  Mar-87                        90.8
  Apr-87                        92.8
  May-87                        91.1
  Jun-87                        91.5
  Jul-87                        93.7
  Aug-87                        94.4
  Sep-87                        93.6
  Oct-87                        89.3
  Nov-87                        83.1
  Dec-87                        86.8
  Jan-88                        90.8
  Feb-88                        91.6
  Mar-88                        94.6
  Apr-88                        91.2
  May-88                        94.8
  Jun-88                        94.7
  Jul-88                        93.4
  Aug-88                        97.4
  Sep-88                        97.3
  Oct-88                        94.1
  Nov-88                        93.0
  Dec-88                        91.9
  Jan-89                        97.9
  Feb-89                        95.4
  Mar-89                        94.3
  Apr-89                        91.5
  May-89                        90.7
  Jun-89                        90.6
  Jul-89                        92.0
  Aug-89                        89.6
  Sep-89                        95.8
  Oct-89                        93.9
  Nov-89                        90.9
  Dec-89                        90.5
  Jan-90                        93.0
  Feb-90                        89.5
  Mar-90                        91.3
  Apr-90                        93.9
  May-90                        90.6
  Jun-90                        88.3
  Jul-90                        88.2
  Aug-90                        76.4
  Sep-90                        72.8
  Oct-90                        63.9
  Nov-90                        66.0
  Dec-90                        65.5
  Jan-91                        66.8
  Feb-91                        70.4
  Mar-91                        87.7
  Apr-91                        81.8
  May-91                        78.3
  Jun-91                        82.1
  Jul-91                        82.9
  Aug-91                        82.0
  Sep-91                        83.0
  Oct-91                        78.3
  Nov-91                        69.1
  Dec-91                        68.2
  Jan-92                        67.5
  Feb-92                        68.8
  Mar-92                        76.0
  Apr-92                        77.2
  May-92                        79.2
  Jun-92                        80.4
  Jul-92                        76.6
  Aug-92                        76.1
  Sep-92                        75.6
  Oct-92                        73.3
  Nov-92                        85.3
  Dec-92                        91.0
  Jan-93                        89.3
  Feb-93                        86.6
  Mar-93                        85.9
  Apr-93                        85.6
  May-93                        80.3
  Jun-93                        81.5
  Jul-93                        77.0
  Aug-93                        77.3
  Sep-93                        77.9
  Oct-93                        82.7
  Nov-93                        81.2
  Dec-93                        88.2
  Jan-94                        94.3
  Feb-94                        93.2
  Mar-94                        91.5
  Apr-94                        92.6
  May-94                        92.8
  Jun-94                        91.2
  Jul-94                        89.0
  Aug-94                        91.7
  Sep-94                        91.5
  Oct-94                        92.7
  Nov-94                        91.6
  Dec-94                        95.1
  Jan-95                        97.6
  Feb-95                        95.1
  Mar-95                        90.3
  Apr-95                        92.5
  May-95                        89.8
  Jun-95                        92.7
  Jul-95                        94.4
  Aug-95                        96.2
  Sep-95                        88.9
  Oct-95                        90.2
  Nov-95                        88.2
  Dec-95                        91.0
  Jan-96                        89.3
  Feb-96                        88.5
  Mar-96                        93.7
  Apr-96                        92.7
  May-96                        89.4
  Jun-96                        92.4
  Jul-96                        94.7
  Aug-96                        95.3
  Sep-96                        94.7
  Oct-96                        96.5
  Nov-96                        99.2
  Dec-96                        96.9
  Jan-97                        97.4
  Feb-97                        99.7
  Mar-97                        100.0
  Apr-97                        101.4
  May-97                        103.2
  Jun-97                        104.5
  Jul-97                        107.1
  Aug-97                        104.4
  Sep-97                        106.0
  Oct-97                        105.6
  Nov-97                        107.2
  Dec-97                        102.1
  Jan-98                        106.6
  Feb-98                        110.4
  Mar-98                        106.5
  Apr-98                        108.7
  May-98                        106.5
  Jun-98                        105.6
  Jul-98                        105.2
  Aug-98                        104.4
  Sep-98                        100.9
  Oct-98                        97.4
  Nov-98                        102.7
  Dec-98                        100.5
  Jan-99                        112.0
  Feb-99                        111.2
  Mar-99                        105.7
  Apr-99                        104.6
  May-99                        106.8
  Jun-99                        107.3
  Jul-99                        106.0
  Aug-99                        104.5
  Sep-99                        107.2
  Oct-99                        103.2
  Nov-99                        107.2
  Dec-99                        105.4
  Jan-00                        112.0
  Feb-00                        111.3
  Mar-00                        107.1
  Apr-00                        109.2
  May-00                        110.7
  Jun-00                        106.4
  Jul-00                        108.3
  Aug-00                        107.3
  Sep-00                        106.8
  Oct-00                        105.8
  Nov-00                        107.6
  Dec-00                        98.4
  Jan-01                        94.7
  Feb-01                        90.6
  Mar-01                        91.5
  Apr-01                        88.4
  May-01                        92.0
  Jun-01                        92.6
  Jul-01                        92.4
  Aug-01                        91.5
  Sep-01                        81.8
  Oct-01                        82.7
  Nov-01                        83.9
  Dec-01                        88.8
  Jan-02                        93.0
  Feb-02                        90.7
  Mar-02                        95.7
  Apr-02                        93.0
  May-02                        96.9
  Jun-02                        92.4
  Jul-02                        88.1
  Aug-02                        87.6
  Sep-02                        86.1
  Oct-02                        80.6
  Nov-02                        84.2
  Dec-02                        86.7

Source:  Crandall, Pierce & Company

  Policy makers must also grapple with Medicare and a prescription drug benefit. Congressional Republicans have tagged the drug benefit at $310 billion, while the Democrats want a $500 billion plan. Even the former becomes problematic in the face of runaway Medicare expenditures. The U.S. already spends 14% of its GDP on health care, over 50% higher than other major industrial countries. We have already started to see a push back on the consumer, in the form of higher deductibles, and in some cases, the elimination of benefits completely. Anecdotally, General Electric may see its first strike in thirty years as workers react to a proposed increase in health care deductibles.

  On the positive side there has been significant monetary and fiscal stimulus. Notwithstanding the $670 billion tax and spend package announced by President Bush on January 7, there have already been twelve rate cuts and significant deficit spending. Consumers are slowly repairing their balance sheets, as evidenced by an increase in the savings rate from a negative number in 2001 to plus 4% recently. Consumer sentiment, as depicted in Exhibit B, hit a 9-year low this past October, but has seen a decent uptick in November and December. The President's tax cut proposal, if enacted, will help consumers to keep spending at a healthy clip while continuing to save. Despite the populist rhetoric, lower taxes almost always eventually lead to higher tax revenues. An elimination of the double tax on dividends would be an enormous positive. Not only will this directly benefit Americans (as over 50% of them own stock), it is also likely to result in a more productive allocation of capital. With dividends a more attractive alternative, corporate boards will be more likely to choose this path rather than making acquisitions, which most often destroy value.

  In a nutshell, the economy is being aided by a very accommodating Federal Reserve, the potential of a large fiscal stimulus, and the prospect of a very positive capital allocation policy (elimination of the double tax on dividends).

Earning and Market Outlook
--------------------------

  U.S. industry appears to be operating with little excess inventory or labor. Inventory levels are near record lows and companies have continued to reduce employment levels. The industrial side of the economy has been weak for nearly five years and companies have consolidated. The dollar has also fallen substantially over the past nine months. The pieces are in place for strong earnings growth in the event of a classic economic rebound. As can also be seen in Exhibit A, corporate profit margins have declined dramatically in the last couple of years. Because of the high operating leverage, it did not take much of a revenue shortfall to cause a large margin reduction. The flip side of this will also be true; i.e. a modest uptick in sales should result in a large margin improvement.

STANDARD & POOR'S 500 EARNINGS AND VALUATIONS                         EXHIBIT C

             2001     2002E    % CHANGE    2002E    2003E    % CHANGE    2003E
             EPS       EPS    FROM 2001     P/E      EPS    FROM 2002E    P/E
             ---       ---    ---------     ---      ---    ----------    ---
Reported    $24.69    $31.50     28%       29.3x    $40.00      27%      23.1x
Operating   $38.85    $47.00     21%       19.7x    $58.00      23%      15.9x
Core        $16.76    $23.00     37%       40.2x    $35.00      52%      26.4x

Courtesy of the Leuthold Group; December 2002

  Profits already appear to be on the rise, as shown in Exhibit C. We can see that this pattern is quite typical in the first year of an economic recovery, and we expect the same to occur this time. Our main issue with regard to profits is the quality of the earnings. "Core" earnings were introduced by Standard and Poor's in 2002, in an effort to address a number of shortcomings in the generally accepted accounting principles "reported" figures and the sanitized "operating" numbers. Exhibit C illustrates the vast discrepancy between these three measures of earnings. We think that the so-called core earnings are closer to representing actual corporate profitability than operating and reported earnings, which leave out restructuring charges and everything else managements deem to be extraneous to the ongoing business. Core earnings take into account non-operating factors such as pension fund gains and stock option expenses to name a few. The 2002 gap between operating earnings and reported earnings, as shown in Exhibit C, is as wide as we have ever experienced, and is no doubt due to the significant writeoffs and "coming clean" mentality currently permeating managements and corporate board rooms. It is worth noting that analysts who come up with these estimates see significant growth in 2003 in all measures of earnings, from a 23% increase at the low end for operating earnings to a 52% increase for core earnings. We hope they are not as wrong as they were last year! Most Wall Street seers use operating earnings as their guide to valuations. On that basis, a P/E ratio of 15.9x on 2003 estimates seems reasonable. We would argue the true P/E multiple is probably over 20x. So despite the significant three-year decline in the S&P 500 and Nasdaq, stocks in general are not particularly cheap. Nevertheless, we think the major downside risk is over and we see better times ahead. The gains will have to come from growing earnings rather than growing multiples.

Your Portfolio
--------------

  It is almost certain that at any given period of time, the performance for your Fund will not accurately reflect the change in economic values of our underlying companies. While 2002 was a difficult year for most corporations - and in fact, the earnings growth of our Fund companies was below that which we forecasted coming into 2002 - our companies still made significant progress overall in improving market positions and growth prospects. With the addition of some strong business franchises at reasonable multiples, we remain optimistic about the prospects for the FMI Large Cap Fund. Based upon 2003 estimates, the Fund's P/E multiple is approximately 15 - significantly lower than that of the S&P 500.

  Thank you for your continued support of FMI Large Cap Fund.

  Sincerely,

  /s/Ted D. Kellner, C.F.A

  Ted D. Kellner, C.F.A
  President and
  Portfolio Manager

  /s/Donald S. Wilson, C.F.A

  Donald S. Wilson, C.F.A
  Vice President

  /s/Patrick J. English, C.F.A.

  Patrick J. English, C.F.A.
  Vice President and
  Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

FMI Large Cap Fund
STATEMENT OF NET ASSETS
December 31, 2002 (Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                                                         VALUE(B)<F2>
----------                                                       ------------

LONG-TERM INVESTMENTS -- 95.0% (A)<F1>
COMMON STOCKS -- 95.0% (A)<F1>

CONSUMER DISCRETIONARY SECTOR -- 21.0%
--------------------------------------
             ENTERTAINMENT -- 10.2%
    9,500    EchoStar Communications Corp.                        $  211,470
    7,100    News Corporation Ltd. - SP-ADR                          186,375
                                                                  ----------
                                                                     397,845

             RESTAURANTS -- 4.1%
    6,700    Yum! Brands, Inc.                                       162,274

             RETAIL TRADE -- 6.7%
    9,300    Dollar General Corp.                                    111,135
    6,470    May Department Stores Co.                               148,681
                                                                  ----------
                                                                     259,816

CONSUMER STAPLES SECTOR -- 3.7%
-------------------------------
             PERSONAL CARE -- 3.7%
    3,050    Kimberly-Clark Corp.                                    144,783

ENERGY SECTOR -- 5.2%
---------------------
             OIL & GAS PRODUCERS -- 5.2%
    4,169    ConocoPhillips                                          201,738

FINANCIAL SERVICES SECTOR -- 11.6%
----------------------------------
             BANKS -- 4.5%
    4,019    Comerica Inc.                                           173,782

             PROPERTY & CASUALTY INSURANCE -- 7.1%
      115    Berkshire Hathaway Inc. Cl B                            278,645

HEALTHCARE SECTOR -- 9.7%
-------------------------
             DRUGS & PHARMACEUTICALS -- 4.8%
    8,080    Bristol-Myers Squibb Co.                                187,052

             HEALTHCARE PRODUCTS -- 4.9%
    6,270    Becton, Dickinson & Co.                                 192,426

MATERIALS & PROCESSING SECTOR -- 10.1%
--------------------------------------
             CHEMICALS -- 4.3%
    5,600    Dow Chemical Co.                                        166,320

             MATERIALS & MINERALS MINING -- 5.8%
   19,600    BHP Billiton Ltd. - SP-ADR                              225,400

PRODUCER DURABLES SECTOR -- 10.6%
---------------------------------
             AEROSPACE -- 4.2%
    4,885    Boeing Co.                                              161,156

             POLLUTION CONTROL &
               ENVIRONMENTAL SERVICES -- 6.4%
   10,925    Waste Management, Inc.                                  250,401

TECHNOLOGY SECTOR -- 14.3%
--------------------------
             COMMUNICATION TECHNOLOGY -- 3.8%
   17,000    Motorola, Inc.                                          147,050

             COMPUTER SERVICES
               SOFTWARE & SYSTEMS -- 10.5%
    7,445    Computer Sciences Corp.                                 256,480
    6,500    SunGard Data Systems Inc.                               153,140
                                                                  ----------
                                                                     409,620

TRANSPORTATION SECTOR -- 3.1%
-----------------------------
             DELIVERY SERVICE -- 3.1%
    2,200    FedEx Corp.                                             119,284

UTILITIES SECTOR -- 5.7%
------------------------
             TELECOMMUNICATION -- 5.7%
    4,360    ALLTEL Corp.                                            222,360
                                                                  ----------
                 Total common stocks                               3,699,952
                                                                  ----------
                 Total long-term investments                       3,699,952

SHORT-TERM INVESTMENTS -- 4.8% (A)<F1>
             VARIABLE RATE DEMAND NOTE
 $188,895    Wisconsin Corporate
               Central Credit Union                                  188,895
                                                                  ----------
                 Total short-term investments                        188,895
                                                                  ----------
                 Total investments                                 3,888,847
             Cash and receivables, less
               liabilities -- 0.2% (A)<F1>                             6,404
                                                                  ----------
                 NET ASSETS                                       $3,895,251
                                                                  ----------
                                                                  ----------
             Net Asset Value Per Share
               ($0.0001 par value 100,000,000
               shares authorized), offering
               and redemption price
               ($3,895,251 / 458,168
               shares outstanding)                                     $8.50
                                                                       -----
                                                                       -----

(a)<F1>   Percentages for the various classifications relate to net assets.
(b)<F2> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at cost which approximates value.

                               FMI LARGE CAP FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                RICHARD E. LANE
                                 PAUL S. SHAIN

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                   U.S. BANK INSTITUTIONAL TRUST AND CUSTODY
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMILarge Cap Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.